Commitments And Contingencies - Future Minimum Lease Payments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2012	$ 136
2013	98
2014	66
2015	46
2016	24
Thereafter	119
Total future minimum operating lease payments due	489
Capital lease obligations	12	12
Imputed interest	$ 1	$ 2